UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-21423

                         The Gabelli Dividend & Income Trust

(Exact name of registrant as specified in charter)

One Corporate Center

                                             Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert

Gabelli Funds, LLC

One Corporate Center

                                         Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: September 30, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

The Gabelli Dividend & Income Trust

Third Quarter Report — September 30, 2016

(Y)our Portfolio Management Team

To Our Shareholders,

For the quarter ended September 30, 2016, the net asset value (“NAV”) total return of The Gabelli Dividend & Income Trust (the “Fund”) was 2.0%, compared with a total return of 3.9% for the Standard & Poor’s (“S&P”) 500 Index. The total return for the Fund’s publicly traded shares was 2.1%. The Fund’s NAV per share was $21.67, while the price of the publicly traded shares closed at $19.21 on the New York Stock Exchange (“NYSE”). See below for additional performance information.

Enclosed is the schedule of investments as of September 30, 2016.

Comparative Results

Average Annual Returns through September 30, 2016 (a) (Unaudited)					Since Inception (11/28/03)

	Quarter	1 Year	5 Year	10 Year
Gabelli Dividend & Income Trust
NAV Total Return (b)	1.95%	13.74%	14.21%	6.37%	7.60%
Investment Total Return (c)	2.11	17.47	14.82	7.66	7.11
S&P 500 Index	3.85	15.43	16.37	7.24	7.96
Dow Jones Industrial Average	2.75	15.35	13.69	7.35	7.69
Nasdaq Composite Index	10.01	16.45	18.62	10.15	9.31
(a)

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The Dow Jones Industrial Average is an unmanaged index of 30 large capitalization stocks. The S&P 500 and the Nasdaq Composite Indices are unmanaged indicators of stock market performance. Dividends are considered reinvested except for the Nasdaq Composite Index. You cannot invest directly in an index.

(b)

Total returns and average annual returns reflect changes in the NAV per share and reinvestment of distributions at NAV on the ex-dividend date and adjustment for the spin-off and are net of expenses. Since inception return is based on an initial NAV of $19.06.

(c)

Total returns and average annual returns reflect changes in closing market values on the NYSE, reinvestment of distributions and adjustment for the spin-off. Since inception return is based on an initial offering price of $20.00.

The Gabelli Dividend & Income Trust

Schedule of Investments — September 30, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS — 94.9%
	Aerospace — 1.7%
34,000	Kaman Corp.	$1,493,280
106,000	Rockwell Automation Inc.	12,968,040
1,507,000	Rolls-Royce Holdings plc	14,063,667
89,000	The Boeing Co.	11,724,860

		40,249,847

	Agriculture — 0.0%
2,000	Bunge Ltd.	118,460

	Automotive — 0.9%
275,000	Ford Motor Co.	3,319,250
205,000	General Motors Co.	6,512,850
263,000	Navistar International Corp.†	6,020,070
80,000	PACCAR Inc.	4,702,400

		20,554,570

	Automotive: Parts and Accessories — 2.0%
275,000	Dana Inc.	4,287,250
30,000	Delphi Automotive plc	2,139,600
108,000	Federal-Mogul Holdings Corp.†	1,037,880
332,000	Genuine Parts Co.	33,349,400
20,000	O’Reilly Automotive Inc.†	5,602,200
17,000	Visteon Corp.	1,218,220

		47,634,550

	Aviation: Parts and Services — 0.3%
88,000	B/E Aerospace Inc.	4,546,080
73,000	KLX Inc.†	2,569,600

		7,115,680

	Broadcasting — 0.6%
24,500	CBS Corp., Cl. A, Voting	1,345,295
8,000	Dolby Laboratories Inc., Cl. A	434,320
9,000	Liberty Broadband Corp., Cl. C†	643,320
66,764	Liberty Global plc, Cl. A†	2,281,993
224,571	Liberty Global plc, Cl. C†	7,419,813
8,000	Liberty SiriusXM Group, Cl. A†	271,840
25,000	Liberty SiriusXM Group, Cl. C†	835,250
89,000	MSG Networks Inc., Cl. A†	1,656,290

		14,888,121

	Building and Construction — 1.2%
78,000	Fortune Brands Home & Security Inc.	4,531,800
127,000	Herc Holdings Inc.†	4,279,900
420,573	Johnson Controls International plc	19,569,266
89,000	Layne Christensen Co.†	757,390

		29,138,356

	Business Services — 1.6%
25,000	Aramark	950,750
95,000	Diebold Inc.	2,355,050
150,000	Fly Leasing Ltd., ADR	1,738,500
5,000	Jardine Matheson Holdings Ltd.	303,050

Shares		Market Value

165,000	Macquarie Infrastructure Corp.	$13,734,600
179,000	MasterCard Inc., Cl. A	18,216,830
27,000	The Brink’s Co.	1,001,160

		38,299,940

	Cable and Satellite — 1.3%
67,000	AMC Networks Inc., Cl. A†	3,474,620
400	Cable One Inc.	233,600
2,445	Charter Communications Inc., Cl. A†	660,077
15,000	Cogeco Inc.	587,904
80,000	Comcast Corp., Cl. A	5,307,200
185,000	DISH Network Corp., Cl. A†	10,134,300
50,000	EchoStar Corp., Cl. A†	2,191,500
9,507	Liberty Global plc LiLAC, Cl. A†	262,298
30,724	Liberty Global plc LiLAC, Cl. C†	861,808
9,241	Liberty Ventures, Cl. A†	368,439
158,000	Rogers Communications Inc., Cl. B	6,702,360

		30,784,106

	Communications Equipment — 0.4%
384,000	Corning Inc.	9,081,600

	Computer Hardware — 0.8%
171,000	Apple Inc.	19,331,550

	Computer Software and Services — 3.0%
10,000	Alphabet Inc., Cl. A†	8,040,600
12,027	Alphabet Inc., Cl. C†	9,348,467
38,000	Blucora Inc.†	425,600
214	CommerceHub Inc., Cl. A†	3,381
427	CommerceHub Inc., Cl. C†	6,794
15,000	CyrusOne Inc.	713,550
90,000	EarthLink Holdings Corp.	558,000
35,000	eBay Inc.†	1,151,500
200,000	Fleetmatics Group plc†	11,996,000
220,000	Hewlett Packard Enterprise Co.	5,005,000
50,000	Internap Corp.†	82,500
88,500	LinkedIn Corp., Cl. A†	16,914,120
190,000	Microsoft Corp.	10,944,000
105,000	Yahoo! Inc.†	4,525,500

		69,715,012

	Consumer Products — 3.4%
3,000	Altria Group Inc.	189,690
100,000	Avon Products Inc.	566,000
10,000	Church & Dwight Co. Inc.	479,200
70,000	Coty Inc., Cl. A	1,645,000
213,000	Edgewell Personal Care Co.†	16,937,760
65,000	Energizer Holdings Inc.	3,247,400
100,000	Hanesbrands Inc.	2,525,000
42,000	Harman International Industries Inc.	3,546,900
15,000	Kimberly-Clark Corp.	1,892,100
29,000	Philip Morris International Inc.	2,819,380
7,000	Stanley Black & Decker Inc.	860,860

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Consumer Products (Continued)
875,000	Swedish Match AB	$32,108,220
144,000	The Procter & Gamble Co.	12,924,000

		79,741,510

	Consumer Services — 0.1%
10,000	Ashtead Group plc	164,740
70,000	Liberty Interactive Corp. QVC Group, Cl. A†	1,400,700

		1,565,440

	Diversified Industrial — 3.9%
92,000	Bouygues SA	3,048,271
55,000	Eaton Corp. plc	3,614,050
942,000	General Electric Co.	27,902,040
40,000	Griffon Corp.	680,400
331,000	Honeywell International Inc.	38,591,290
56,000	ITT Inc.	2,007,040
10,000	Jardine Strategic Holdings Ltd.	327,000
20,000	Pentair plc	1,284,800
4,000	Sulzer AG	418,322
252,000	Textron Inc.	10,017,000
300,000	Toray Industries Inc.	2,896,307

		90,786,520

	Electronics — 1.7%
12,000	Agilent Technologies Inc.	565,080
13,000	Emerson Electric Co.	708,630
224,000	Intel Corp.	8,456,000
425,000	Sony Corp., ADR	14,114,250
70,000	TE Connectivity Ltd.	4,506,600
100,000	Texas Instruments Inc.	7,018,000
30,000	Thermo Fisher Scientific Inc.	4,771,800

		40,140,360

	Energy and Utilities: Electric — 0.4%
12,000	ALLETE Inc.	715,440
10,000	American Electric Power Co. Inc.	642,100
10,000	Edison International	722,500
17,000	El Paso Electric Co.	795,090
70,000	Electric Power Development Co. Ltd.	1,669,148
25,000	Great Plains Energy Inc.	682,250
12,000	Pinnacle West Capital Corp.	911,880
45,000	The AES Corp.	578,250
34,000	WEC Energy Group Inc.	2,035,920

		8,752,578

	Energy and Utilities: Integrated — 2.0%
26,000	Avista Corp.	1,086,540
5,000	Black Hills Corp.	306,100
26,000	Chubu Electric Power Co. Inc.	375,879
320,000	CONSOL Energy Inc.	6,144,000
100,000	Edison SpA†	56,336
20,000	Endesa SA	428,673

Shares		Market Value

230,000	Enel SpA	$1,025,219
95,208	Eversource Energy	5,158,369
34,000	Hawaiian Electric Industries Inc.	1,014,900
401,000	Hera SpA	1,080,217
10,000	Hokkaido Electric Power Co. Inc.	84,808
24,000	Hokuriku Electric Power Co.	290,400
45,000	Iberdrola SA, ADR	1,221,750
127,000	Korea Electric Power Corp., ADR	3,096,260
40,000	Kyushu Electric Power Co. Inc.	373,157
29,300	MGE Energy Inc.	1,655,743
40,000	National Grid plc	566,155
27,000	National Grid plc, ADR	1,919,970
55,000	NextEra Energy Inc.	6,727,600
49,000	NiSource Inc.	1,181,390
57,000	OGE Energy Corp.	1,802,340
14,000	Ormat Technologies Inc.	677,740
30,000	Public Service Enterprise Group Inc.	1,256,100
58,000	Shikoku Electric Power Co. Inc.†	569,104
50,000	The Chugoku Electric Power Co. Inc.	624,723
100,000	The Empire District Electric Co.	3,414,000
20,000	The Kansai Electric Power Co. Inc.†	180,504
45,000	Tohoku Electric Power Co. Inc.	583,551
28,000	Vectren Corp.	1,405,600
63,000	Westar Energy Inc.	3,575,250

		47,882,378

	Energy and Utilities: Natural Gas — 1.5%
50,000	Delta Natural Gas Co. Inc.	1,192,500
100,000	Kinder Morgan Inc.	2,313,000
306,000	National Fuel Gas Co.	16,545,420
14,000	ONEOK Inc.	719,460
90,000	Sempra Energy	9,647,100
30,000	South Jersey Industries Inc.	886,500
45,000	Southwest Gas Corp.	3,143,700

		34,447,680

	Energy and Utilities: Oil — 6.2%
124,000	Anadarko Petroleum Corp.	7,856,640
60,000	Apache Corp.	3,832,200
213,000	BP plc, ADR	7,489,080
4,921	California Resources Corp.	61,513
35,000	Chesapeake Energy Corp.†	219,450
170,000	Chevron Corp.	17,496,400
268,700	ConocoPhillips	11,680,389
85,000	Devon Energy Corp.	3,749,350
130,000	Eni SpA, ADR	3,753,100
178,200	Exxon Mobil Corp.	15,553,296
47,000	Hess Corp.	2,520,140
326,000	Marathon Oil Corp.	5,154,060
200,000	Marathon Petroleum Corp.	8,118,000
79,000	Murphy Oil Corp.	2,401,600
200,000	Occidental Petroleum Corp.	14,584,000
200	PetroChina Co. Ltd., ADR	13,360

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Energy and Utilities: Oil (Continued)
20,000	Petroleo Brasileiro SA, ADR†	$186,600
128,000	Phillips 66	10,310,400
200,000	Repsol SA, ADR	2,730,000
230,000	Royal Dutch Shell plc, Cl. A, ADR	11,516,100
530,000	Statoil ASA, ADR	8,904,000
145,000	Total SA, ADR	6,916,500

		145,046,178

	Energy and Utilities: Services — 2.0%
52,000	ABB Ltd., ADR	1,170,520
50,000	Diamond Offshore Drilling Inc.	880,500
423,600	Halliburton Co.	19,011,168
24,000	Oceaneering International Inc.	660,240
164,160	Schlumberger Ltd.	12,909,542
15,000	Seventy Seven Energy Inc.†	0
2,055,000	Weatherford International plc†	11,549,100

		46,181,070

	Energy and Utilities: Water — 0.4%
12,000	American States Water Co.	480,600
35,000	American Water Works Co. Inc.	2,619,400
74,000	Aqua America Inc.	2,255,520
30,000	Severn Trent plc	974,051
41,000	SJW Corp.	1,790,880
8,000	The York Water Co.	237,280
6,000	United Utilities Group plc, ADR	156,480

		8,514,211

	Entertainment — 1.9%
7,077	Liberty Braves Group, Cl. C†	122,998
34,000	Take-Two Interactive Software Inc.†	1,532,720
31,733	The Madison Square Garden Co, Cl. A†	5,375,888
25,000	The Walt Disney Co.	2,321,500
175,000	Time Warner Inc.	13,931,750
233,000	Twenty-First Century Fox Inc., Cl. A	5,643,260
238,000	Twenty-First Century Fox Inc., Cl. B	5,888,120
155,000	Viacom Inc., Cl. B	5,905,500
192,000	Vivendi SA	3,871,533

		44,593,269

	Environmental Services — 1.5%
230,000	Republic Services Inc.	11,603,500
23,000	Veolia Environnement SA	529,662
95,413	Waste Connections Inc.	7,127,351
260,000	Waste Management Inc.	16,577,600

		35,838,113

	Equipment and Supplies — 1.6%
93,000	CIRCOR International Inc.	5,539,080
10,000	Flowserve Corp.	482,400
55,000	Graco Inc.	4,070,000
170,000	Mueller Industries Inc.	5,511,400

Shares		Market Value

670,000	RPC Inc.†	$11,256,000
124,000	Sealed Air Corp.	5,681,680
50,000	Tenaris SA, ADR	1,420,000
94,000	The Timken Co.	3,303,160

		37,263,720

	Financial Services — 16.1%
8,000	Alleghany Corp.†	4,200,160
512,200	American Express Co.	32,801,288
645,000	American International Group Inc.	38,274,300
310,000	Bank of America Corp.	4,851,500
9,000	Berkshire Hathaway Inc., Cl. B†	1,300,230
60,000	Blackhawk Network Holdings Inc.†	1,810,200
20,000	BlackRock Inc.	7,249,200
165,000	Citigroup Inc.	7,792,950
10,000	CME Group Inc.	1,045,200
11,000	Credit Acceptance Corp.†	2,211,770
30,000	Cullen/Frost Bankers Inc.	2,158,200
120,000	Discover Financial Services	6,786,000
1,000	Exor SpA	40,497
263,638	Fifth Street Finance Corp.	1,531,737
95,000	FNF Group	3,506,450
30,000	FNFV Group†	374,400
165,000	H&R Block Inc.	3,819,750
30,000	Hennessy Capital Acquisition Corp. II†	305,250
25,000	Hong Kong Exchanges and Clearing Ltd.	656,877
37,000	HSBC Holdings plc, ADR	1,391,570
200,000	Invesco Ltd.	6,254,000
593,700	JPMorgan Chase & Co.	39,534,483
136,000	KeyCorp	1,655,120
30,000	Kinnevik AB, Cl. B	765,142
89,250	KKR & Co. LP	1,272,705
515,103	Legg Mason Inc.	17,245,648
43,000	M&T Bank Corp.	4,992,300
275,000	Morgan Stanley	8,816,500
72,000	National Australia Bank Ltd., ADR	768,960
190,000	Navient Corp.	2,749,300
170,000	New York Community Bancorp Inc.	2,419,100
114,000	Northern Trust Corp.	7,750,860
190,000	PayPal Holdings Inc.†	7,784,300
55,000	Resona Holdings Inc.	229,047
205,000	SLM Corp.†	1,531,350
224,000	State Street Corp.	15,597,120
189,000	T. Rowe Price Group Inc.	12,568,499
874,000	The Bank of New York Mellon Corp.	34,855,120
2,000	The Goldman Sachs Group Inc.	322,540
195,000	The Hartford Financial Services Group Inc.	8,349,900
287,000	The PNC Financial Services Group Inc.	25,855,830
123,000	The Travelers Companies Inc.	14,089,650
130,000	U.S. Bancorp	5,575,700
53,000	W. R. Berkley Corp.	3,061,280
150,000	Waddell & Reed Financial Inc., Cl. A	2,724,000

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Financial Services (Continued)
653,500	Wells Fargo & Co.	$28,936,980
6,000	Willis Towers Watson plc	796,620

		378,609,583

	Food and Beverage — 13.4%
8,000	Ajinomoto Co. Inc.	176,914
10,000	Brown-Forman Corp., Cl. B	474,400
115,000	Campbell Soup Co.	6,290,500
1,000,000	China Mengniu Dairy Co. Ltd.	1,856,531
66,000	Chr. Hansen Holding A/S	3,923,415
349,000	ConAgra Foods Inc.	16,441,390
32,000	Constellation Brands Inc., Cl. A	5,327,680
237,222	Danone SA	17,601,313
1,950,000	Davide Campari-Milano SpA	21,971,152
25,000	Diageo plc, ADR	2,901,000
227,000	Dr Pepper Snapple Group Inc.	20,727,370
70,954	Flowers Foods Inc.	1,072,824
524,000	General Mills Inc.	33,473,120
18,000	Heineken Holding NV	1,443,332
279,000	ITO EN Ltd.	9,849,810
42,800	Kellogg Co.	3,315,716
370,000	Kikkoman Corp.	11,748,928
110,000	Maple Leaf Foods Inc.	2,524,563
853,000	Mondelēz International Inc., Cl. A	37,446,700
150,000	Morinaga Milk Industry Co. Ltd.	1,193,728
38,000	Nestlé SA	2,994,236
35,000	Nestlé SA, ADR	2,765,700
160,000	NISSIN FOODS HOLDINGS CO. LTD.	9,672,107
1,610,650	Parmalat SpA	4,266,407
339,450	Parmalat SpA, GDR(a)(b)	899,509
212,000	PepsiCo Inc.	23,059,240
62,000	Pernod Ricard SA	7,337,422
10,000	Post Holdings Inc.†	771,700
25,000	Remy Cointreau SA	2,133,533
18,000	Suntory Beverage & Food Ltd.	772,151
209,000	The Kraft Heinz Co.	18,707,590
567,000	The Coca-Cola Co.	23,995,440
7,000	The J.M. Smucker Co.	948,780
36,000	The WhiteWave Foods Co.†	1,959,480
30,000	Unilever plc, ADR	1,422,000
324,000	Yakult Honsha Co. Ltd.	14,505,794

		315,971,475

	Health Care — 9.6%
134,000	Abbott Laboratories	5,666,860
50,000	AbbVie Inc.	3,153,500
71,144	AdCare Health Systems Inc.	149,402
65,000	Adeptus Health Inc., Cl. A†	2,798,250
16,655	Aetna Inc.	1,922,820
90,000	Akorn Inc.†	2,453,400
140,000	Alere Inc.†	6,053,600

Shares		Market Value

82,000	Allergan plc†	$18,885,420
32,000	AmerisourceBergen Corp.	2,584,960
17,500	Amgen Inc.	2,919,175
10,000	Anthem Inc.	1,253,100
52,849	Baxter International Inc.	2,515,622
10,000	Becton, Dickinson and Co.	1,797,300
1,045,000	BioScrip Inc.†	3,020,050
61,676	Bristol-Myers Squibb Co.	3,325,570
7,000	Chemed Corp.	987,490
45,000	Cigna Corp.	5,864,400
45,000	DaVita Inc.†	2,973,150
100,000	Eli Lilly & Co.	8,026,000
82,300	Envision Healthcare Holdings Inc.†	1,832,821
10,000	Express Scripts Holding Co.†	705,300
40,000	Gerresheimer AG	3,398,376
80,000	Gilead Sciences Inc.	6,329,600
60,000	HCA Holdings Inc.†	4,537,800
12,500	Henry Schein Inc.†	2,037,250
33,000	Humana Inc.	5,837,370
8,000	ICU Medical Inc.†	1,011,040
20,862	Integer Holdings Corp.†	452,497
110,000	Johnson & Johnson	12,994,300
150,000	Kindred Healthcare Inc.	1,533,000
12,000	Laboratory Corp. of America Holdings†	1,649,760
100,000	Mallinckrodt plc†	6,978,000
25,000	McKesson Corp.	4,168,750
22,000	Mead Johnson Nutrition Co.	1,738,220
101,260	Medtronic plc	8,748,864
251,000	Merck & Co. Inc.	15,664,910
50,000	Mylan NV†	1,906,000
10,000	Myriad Genetics Inc.†	205,800
45,000	Orthofix International NV†	1,924,650
112,500	Owens & Minor Inc.	3,907,125
94,000	Patterson Companies Inc.	4,318,360
669,548	Pfizer Inc.	22,677,591
15,541	Shire plc, Cl. A, ADR	3,012,778
70,000	St. Jude Medical Inc.	5,583,200
40,000	Stryker Corp.	4,656,400
25,000	Team Health Holdings Inc.†	814,000
40,000	Tenet Healthcare Corp.†	906,400
20,000	The Cooper Companies Inc.	3,585,200
34,000	UnitedHealth Group Inc.	4,760,000
20,000	Zimmer Biomet Holdings Inc.	2,600,400
197,159	Zoetis Inc.	10,254,240

		227,080,071

	Hotels and Gaming — 0.4%
19,000	Accor SA	753,648
115,000	Boyd Gaming Corp.†	2,274,700
300,000	Ladbrokes plc	544,380
53,000	Las Vegas Sands Corp.	3,049,620
400,000	Mandarin Oriental International Ltd.	522,000

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Hotels and Gaming (Continued)
25,000	Ryman Hospitality Properties Inc.	$1,204,000
6,000	Wyndham Worldwide Corp.	403,980

		8,752,328

	Machinery — 1.4%
706,560	CNH Industrial NV	5,101,363
20,000	CNH Industrial NV	143,116
88,000	Deere & Co.	7,510,800
369,000	Xylem Inc.	19,354,050

		32,109,329

	Metals and Mining — 1.4%
67,000	Agnico Eagle Mines Ltd.	3,630,060
250,000	Alcoa Inc.	2,535,000
20,000	Alliance Holdings GP LP	521,000
200,000	Barrick Gold Corp.	3,544,000
8,000	BHP Billiton Ltd., ADR	277,200
30,000	Franco-Nevada Corp.	2,095,964
422,000	Freeport-McMoRan Inc.	4,582,920
10,000	Labrador Iron Ore Royalty Corp.	105,949
355,000	Newmont Mining Corp.	13,947,950
3,200	South32 Ltd., ADR	29,856
65,000	TimkenSteel Corp.†	679,250

		31,949,149

	Paper and Forest Products — 0.4%
204,000	International Paper Co.	9,787,920

	Publishing — 0.1%
800	Graham Holdings Co., Cl. B	385,096
107,000	News Corp., Cl. B	1,521,540

		1,906,636

	Real Estate — 0.4%
19,500	Brookfield Asset Management Inc., Cl. A	686,010
24,000	Communications Sales & Leasing Inc.†	753,840
71,779	Crown Castle International Corp.	6,762,300
18,000	Forest City Realty Trust Inc., Cl. A	416,340
16,000	QTS Realty Trust Inc., Cl. A	845,600

		9,464,090

	Retail — 4.7%
200,000	Best Buy Co. Inc.	7,636,000
390	Brookfield Business Partners LP	10,308
80,000	CST Brands Inc.	3,847,200
354,000	CVS Health Corp.	31,502,460
160,000	Hertz Global Holdings Inc.†	6,425,600
138,800	Ingles Markets Inc., Cl. A	5,488,152
5,181	J Alexander’s Holdings Inc.†	52,484
25,000	Kohl’s Corp.	1,093,750
90,000	Lowe’s Companies Inc.	6,498,900
104,000	Macy’s Inc.	3,853,200
43,000	Murphy USA Inc.†	3,068,480

Shares		Market Value

100,000	Rite Aid Corp.†	$769,000
94,800	Rush Enterprises Inc., Cl. B†	2,304,588
255,000	Sally Beauty Holdings Inc.†	6,548,400
120,000	Seven & i Holdings Co. Ltd.	5,629,308
40,000	The Home Depot Inc.	5,147,200
178,500	Walgreens Boots Alliance Inc.	14,390,670
20,000	Wal-Mart Stores Inc.	1,442,400
165,000	Whole Foods Market Inc.	4,677,750

		110,385,850

	Specialty Chemicals — 1.7%
51,000	Air Products & Chemicals Inc.	7,667,340
36,000	Ashland Global Holdings Inc.	4,174,200
85,000	Chemtura Corp.†	2,788,850
134,000	E. I. du Pont de Nemours and Co.	8,973,980
500,000	Ferro Corp.†	6,905,000
48,297	H.B. Fuller Co.	2,244,362
89,000	Olin Corp.	1,826,280
5,000	Praxair Inc.	604,150
9,000	The Chemours Co.	144,000
94,000	The Dow Chemical Co.	4,872,020

		40,200,182

	Telecommunications — 4.2%
322,000	AT&T Inc.	13,076,420
225,000	BCE Inc.	10,390,500
480,000	Deutsche Telekom AG, ADR	8,059,200
48,000	Harris Corp.	4,397,280
195,000	Hellenic Telecommunications Organization SA, ADR	848,250
44,000	Loral Space & Communications Inc.†	1,720,840
50,000	Orange SA, ADR	779,000
50,000	Pharol SGPS SA	13,480
39,000	Proximus SA	1,164,712
50,084	Telefonica SA, ADR	504,847
295,000	Telekom Austria AG	1,665,234
23,000	Telenet Group Holding NV†	1,199,620
148,000	Telephone & Data Systems Inc.	4,022,640
110,000	Telstra Corp. Ltd., ADR	2,202,200
135,000	TELUS Corp.	4,455,000
756,086	Verizon Communications Inc.	39,301,350
40,000	VimpelCom Ltd., ADR	139,200
206,545	Vodafone Group plc, ADR	6,020,787

		99,960,560

	Transportation — 0.5%
239,000	GATX Corp.	10,647,450
16,500	Kansas City Southern	1,539,780

		12,187,230

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Shares		Market Value

	COMMON STOCKS (Continued)
	Wireless Communications — 0.2%
124,000	United States Cellular Corp.†	$4,506,160

	TOTAL COMMON STOCKS	2,230,535,382

	CONVERTIBLE PREFERRED STOCKS — 0.4%
	Energy and Utilities — 0.3%
128,000	El Paso Energy Capital Trust I, 4.750%	6,400,000

	Financial Services — 0.0%
1,500	Doral Financial Corp., 4.750%	1,125

	Telecommunications — 0.1%
53,000	Cincinnati Bell Inc., 6.750%, Ser. B	2,658,480

	TOTAL CONVERTIBLE PREFERRED STOCKS	9,059,605

	PREFERRED STOCKS — 0.1%
	Health Care — 0.1%
45,722	AdCare Health Systems Inc., 10.875%, Ser. A	995,825
133,681	The Phoenix Companies Inc., 7.450%	2,598,424

	TOTAL PREFERRED STOCKS	3,594,249

	RIGHTS — 0.0%
	Retail — 0.0%
400,000	Safeway Casa Ley, CVR, expire 01/30/19†	140,000
400,000	Safeway PDC, CVR, expire 01/30/17†	19,520

	TOTAL RIGHTS	159,520

	WARRANTS — 0.0%
	Energy and Utilities: Natural Gas — 0.0%
306,400	Kinder Morgan Inc., expire 05/25/17†	4,749

	Energy and Utilities: Services — 0.0%
751	Seventy Seven Energy Inc., Ser B, expire 07/29/21†	0
834	Seventy Seven Energy Inc., Ser C, expire 08/01/23†	0

		0

	TOTAL WARRANTS	4,749

Principal Amount

	CONVERTIBLE CORPORATE BONDS — 0.1%
	Cable and Satellite — 0.1%
$ 1,700,000	DISH Network Corp., 3.375%, 08/15/26(b)	1,870,000

Principal Amount		Market Value

	CORPORATE BONDS — 0.6%
	Aerospace — 0.2%
$ 2,500,000	Aerojet Rocketdyne Holdings Inc., Sub. Deb., 4.063%, 12/31/39	$4,884,375

	Diversified Industrial — 0.4%
7,900,000	Griffon Corp., Sub. Deb., 4.000%, 01/15/17(b)	9,529,375

	Real Estate — 0.0%
450,000	Palm Harbor Homes Inc., 3.250%, 05/15/24	67,208

	TOTAL CORPORATE BONDS	14,480,958

	U.S. GOVERNMENT OBLIGATIONS — 3.9%
91,490,000	U.S. Treasury Bills, 0.130% to 0.541%††, 10/27/16 to 03/30/17	91,413,046

	TOTAL INVESTMENTS — 100.0% (Cost $1,680,215,787)	$2,351,117,509

	Aggregate tax cost	$1,700,072,346

	Gross unrealized appreciation	$736,109,928
	Gross unrealized depreciation	(85,064,765)

	Net unrealized appreciation/depreciation	$651,045,163

(a)

At September 30, 2016, the Fund held a restricted and illiquid security amounting to $899,509 or 0.04% of total investments, which was valued under methods approved by the Board of Trustees as follows:

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	09/30/16 Carrying Value Per Share

339,450	Parmalat SpA, GDR	12/02/03	$981,615	$2.6499

(b)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2016, the market value of Rule 144A securities amounted to $12,298,884 or 0.52% of total investments.

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt
CVR	Contingent Value Right
GDR	Global Depositary Receipt

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Schedule of Investments (Continued) — September 30, 2016 (Unaudited)

Geographic Diversification	% of Total Investments	Market Value

North America	82.1%	$1,928,845,519
Europe	13.3	313,397,818
Japan	3.2	75,539,618
Latin America	1.1	26,289,841
Asia/Pacific	0.3	7,044,713

Total Investments	100.0%	$2,351,117,509

See accompanying notes to schedule of investments.

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited)

As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“GAAP”) that may require the use of management estimates and assumptions in the preparation of its schedule of investments. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its schedule of investments.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Trustees (the “Board”) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;
●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of September 30, 2016 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total Market Value at 9/30/16
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks:
Energy and Utilities: Integrated	$ 47,826,042	—	$ 56,336	$ 47,882,378
Food and Beverage	315,071,966	$ 899,509	—	315,971,475
Financial Services	378,304,333	305,250	—	378,609,583
Other Industries (a)	1,488,071,946	—	—	1,488,071,946

Total Common Stocks	2,229,274,287	1,204,759	56,336	2,230,535,382

Preferred Stocks (a)	3,594,249	—	—	3,594,249
Convertible Preferred Stocks
Financial Services	—	—	1,125	1,125
Other Industries (a)	9,058,480	—	—	9,058,480

Total Preferred Stocks and Convertible Preferred Stocks	12,652,729	—	1,125	12,653,854

Rights (a)	—	—	159,520	159,520
Warrants (a)	4,749	—	—	4,749
Convertible Corporate Bonds(a)		1,870,000		1,870,000
Corporate Bonds (a)	—	14,413,750	67,208	14,480,958
U.S. Government Obligations	—	91,413,046	—	91,413,046

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$2,241,931,765	$108,901,555	$284,189	$2,351,117,509

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Derivative Financial Instruments. The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purposes of achieving additional return or of hedging the value of the Fund’s portfolio, increasing the income of the Fund, hedging or protecting its exposure to interest rate movements and movements in the securities markets, managing risks, protecting the value of its portfolio against uncertainty in the level of future currency exchange rates, or hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.

The Fund’s derivative contracts held at September 30, 2016, if any, are not accounted for as hedging instruments under GAAP and are disclosed in the Schedule of Investments together with the related counterparty.

Limitations on the Purchase and Sale of Futures Contracts, Certain Options, and Swaps. Subject to the guidelines of the Board, the Fund may engage in “commodity interest” transactions (generally, transactions in futures, certain options, certain currency transactions, and certain types of swaps) only for bona fide hedging or other permissible transactions in accordance with the rules and regulations of the Commodity Futures Trading Commission (“CFTC”). Pursuant to amendments by the CFTC to Rule 4.5 under the Commodity Exchange Act (“CEA”), the Adviser has filed a notice of exemption from registration as a “commodity pool operator” with respect to the Fund. The Fund and the Adviser are therefore not subject to registration or regulation as a commodity pool operator under the CEA. In addition, certain trading restrictions are now applicable to the Fund as of January 1, 2013. These trading restrictions permit the Fund to engage in commodity interest transactions that include (i) “bona fide hedging” transactions, as that term is defined and interpreted by the CFTC and its staff, without regard to the percentage of the Fund’s assets committed to margin and options premiums and (ii) non-bona fide hedging transactions, provided that the Fund does not enter into such non-bona fide hedging transactions if, immediately thereafter, either (a) the sum of the amount of initial margin deposits on the Fund’s existing futures positions or swaps positions and option or swaption premiums would exceed 5% of the market value of the Fund’s liquidating value, after taking into account unrealized profits and unrealized losses on any such transactions, or (b) the aggregate net notional value of the Fund’s commodity interest transactions would not exceed 100% of the market value of the Fund’s liquidating value, after taking into account unrealized profits

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

and unrealized losses on any such transactions. Therefore, in order to claim the Rule 4.5 exemption, the Fund is limited in its ability to invest in commodity futures, options, and certain types of swaps (including securities futures, broad based stock index futures, and financial futures contracts). As a result, in the future, the Fund will be more limited in its ability to use these instruments than in the past, and these limitations may have a negative impact on the ability of the Adviser to manage the Fund, and on the Fund’s performance.

Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund is not subject to an independent limitation on the amount it may invest in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time

The Gabelli Dividend & Income Trust

Notes to Schedule of Investments (Unaudited) (Continued)

and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted securities the Fund held as of September 30, 2016, refer to the Schedule of Investments.

Tax Information. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended.

We have separated the portfolio managers’ commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio managers’ commentary is unrestricted. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com.

The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “General Equity Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “General Equity Funds.”

The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

The NASDAQ symbol for the Net Asset Value is “XGDVX.”

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may from time to time purchase its common shares in the open market when the Fund’s shares are trading at a discount of 7.5% or more from the net asset value of the shares. The Fund may also from time to time purchase its preferred shares in the open market when the preferred shares are trading at a discount to the liquidation value.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Mario J. Gabelli, CFA, is Chairman, Chief Executive Officer, and Chief Investment Officer - Value Portfolios of GAMCO Investors, Inc. that he founded in 1977, and Chief Investment Officer - Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc. He is also Chief Executive Officer and Chairman of the Board of Directors of Associated Capital Group, Inc. Mr. Gabelli is a summa cum laude graduate of Fordham University and holds an MBA degree from Columbia Business School and Honorary Doctorates from Fordham University and Roger Williams University.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Barbara G. Marcin, CFA, joined GAMCO Investors, Inc. in 1999 and currently serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Prior to joining GAMCO, Ms. Marcin was head of value investments at Citibank Global Asset Management. Ms. Marcin graduated with Distinction as an Echols Scholar from the University of Virginia and holds an MBA degree from Harvard University’s Graduate School of Business.

Robert D. Leininger, CFA, joined GAMCO Investors, Inc. in 1993 as an equity analyst. Subsequently, he was a partner and portfolio manager at Rorer Asset Management before rejoining GAMCO in 2010 where he currently serves as a portfolio manager of Gabelli Funds, LLC and co-manages the Fund. Mr. Leininger is a magna cum laude graduate of Amherst College with a degree in Economics and holds an MBA degree from the Wharton School at the University of Pennsylvania.

Jeffrey J. Jonas, CFA, joined Gabelli in 2003 as a research analyst. He focuses on companies in the cardiovascular, healthcare services, and pharmacy benefits management sectors, among others. He also serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Gabelli/GAMCO Fund Complex. Mr. Jonas was a Presidential Scholar at Boston College, where he received a BS in Finance and Management Information Systems.

THE GABELLI DIVIDEND & INCOME TRUST

One Corporate Center

Rye, NY 10580-1422

t	800-GABELLI (800-422-3554)

f	914-921-5118

e	info@gabelli.com

   GABELLI.COM

TRUSTEES	OFFICERS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Chairman and

Chief Executive Officer,

Associated Capital Group, Inc.

Anthony J. Colavita

President,

Anthony J. Colavita, P.C.

James P. Conn

Former Managing Director &

Chief Investment Officer,

Financial Security Assurance

Holdings Ltd.

Frank J. Fahrenkopf, Jr.

Former President &

Chief Executive Officer,

American Gaming Association

Michael J. Melarkey

Of Counsel,

McDonald Carano Wilson LLP

Salvatore M. Salibello, CPA

Senior Partner,

Bright Side Consulting

Edward T. Tokar

Senior Managing Director,

Beacon Trust Company

Anthonie C. van Ekris

Chairman,

BALMAC International, Inc.

Salvatore J. Zizza

Chairman,

Zizza & Associates Corp.

Bruce N. Alpert

President

Andrea R. Mango

Secretary &

Vice President

Agnes Mullady

Treasurer

Richard J. Walz

Chief Compliance Officer

Carter W. Austin

Vice President & Ombudsman

Laurissa M. Martire

Vice President & Ombudsman

David I. Schachter

Vice President

INVESTMENT ADVISER

Gabelli Funds, LLC

One Corporate Center

Rye, New York 10580-1422

CUSTODIAN

State Street Bank and Trust

Company

COUNSEL

Skadden, Arps, Slate, Meagher & Flom LLP

TRANSFER AGENT AND REGISTRAR

Computershare Trust Company, N.A.

GDV Q3/2016

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli Dividend & Income Trust

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	11/23/2016

By (Signature and Title)*	/s/ Agnes Mullady
Agnes Mullady, Principal Financial Officer and Treasurer

Date	11/23/2016

* Print the name and title of each signing officer under his or her signature.